Statutory and other information	12 Months Ended
Dec. 31, 2017
Statutory and other information
Statutory and other information

30 Statutory and other information

	2017	2016	2015
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	3.0	–	–
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	5.7	–	–
Attestation under s404 of Sarbanes-Oxley Act 2002	2.0	–	–
Audit-related assurance services	0.4	–	–
Tax compliance services	–	–	–
Other assurance services	–	–	–
Fees payable to PricewaterhouseCoopers LLP in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	–	–	–
	11.1	–	–

	2017	2016	2015
	$m	$m	$m
Fees payable to KPMG LLP and its associates:
Group audit fee	–	2.8	3.2
Fees payable to KPMG LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	0.3	5.4	5.4
Attestation under s404 of Sarbanes-Oxley Act 2002	–	1.8	1.8
Audit-related assurance services	0.6	0.7	0.7
Tax compliance services	–	–	0.1
Other assurance services	0.8	0.2	0.5
Fees payable to KPMG LLP in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.2	0.6	0.6
	1.9	11.5	12.3

Related party transactions

The Group had no material related party transactions which might reasonably be expected to influence decisions made by the users of these Financial Statements.

Key management personnel compensation

Key management personnel are defined for the purpose of disclosure under IAS 24 ‘Related Party Disclosures’ as the members of the Board and the members of the SET.

	2017	2016	2015
	$’000	$’000	$’000
Short-term employee benefits	28,274	23,725	29,265
Post-employment benefits	2,469	2,407	2,636
Share-based payments	16,452	20,377	17,885
	47,195	46,509	49,786

Total remuneration is included within employee costs (see Note 27).